Issued Capital - Movement of Ordinary Shares Issued (Detail) - shares shares in Thousands		12 Months Ended
	Aug. 15, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Capital reduction				0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		727,265	856,059	856,754
Restricted shares – cancelled		(25)	(349)	(542)
Restricted shares – uncancelled			(23)	(153)
Capital reduction	132,945		(128,422)
Ending balance		727,240	727,265	856,059